Other Assets (Tables)	12 Months Ended
Dec. 31, 2014
Lease receivables and other assets
Schedule of components of other assets

Successor
(Dollars in thousands)	December 31, 2014
Inventory	$253,646
Other receivables	63,573
Notes receivable(a)	51,558
Debt issuance costs(b)	50,130
Lease incentives	32,220
Other tangible fixed assets	17,781
Straight-line rents, prepaid expenses and other	26,797

$495,705

(a)

Notes receivable are primarily from aircraft financing activities and include both variable and fixed interest rates with a weighted-average interest rate of approximately 6.8%. During the period beginning February 5, 2014 and ending December 31, 2014, we did not have any activity in our allowance for credit losses on notes receivable.

(b)	Debt issuance costs for the Predecessor were presented separately on the December 31, 2013, Consolidated Balance Sheet as Deferred debt issue costs.

Predecessor
Lease receivables and other assets
Schedule of components of lease receivables and other assets

Predecessor
(Dollars in thousands)	December 31, 2013
AeroTurbine Inventory	$257,676
Lease receivables	229,354
Straight-line rents and other assets	199,591
Lease incentive costs, net of amortization	183,220
Goodwill and other intangible assets	46,076
Notes and trade receivables, net of allowance(a)	18,146

$934,063

(a)	Notes receivable were primarily from the sale of flight equipment and are fixed with varying rates from 2.0% to 10.5%.